UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04791

                  ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2006

                   Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND
NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
January 31, 2006  (unaudited)

                                                        Principal
                                                           Amount
                                                            (000)          Value
                                                        ---------   ------------
MUNICIPAL BONDS-98.8%

Long-Term Municipal Bonds-97.2%
Alabama-1.5%
Jefferson Cnty Ltd Oblig Sch Warrants
Ser 04A
5.25%, 1/01/18-1/01/23                                    $ 3,900   $  4,135,386
Montgomery Bmc Spl Care Facs Fin Auth Rev
(Baptist Health) Ser 04C
5.25%, 11/15/29                                             2,190      2,419,972
                                                                    ------------
                                                                       6,555,358
                                                                    ------------
Alaska-0.5%
Anchorage Wastewtr Rev
MBIA Ser 04
5.125%, 5/01/29                                             2,075      2,176,467
                                                                    ------------
Arizona-2.7%
Estrella Mtn Ranch CFD
(Desert Village) Ser 02
7.375%, 7/01/27                                             2,810      3,032,074
Phoenix Civic Impt Corp  Wastewtr Sys Rev
MBIA Ser 04
5.00%, 7/01/23-7/01/24                                      2,800      2,946,094
Pima Cnty IDA
(Horizon Cmnty Learning Center) Ser 05
5.125%, 6/01/20                                             3,310      3,315,958
Sundance CFD
Ser 02
7.75%, 7/01/22                                                875        962,526
Vistancia CFD
Ser 02
6.75%, 7/15/22                                              2,000      2,126,900
                                                                    ------------
                                                                      12,383,552
                                                                    ------------
California-3.6%
California Dept Wtr Rev
Ser 02A
5.375%, 5/01/22                                             2,000      2,217,580
California GO
AMBAC Ser 02B
5.00%, 4/01/27                                              2,650      2,744,976
Ser 02
5.25%, 4/01/30                                                825        866,976
Ser 04
5.125%, 2/01/28                                             1,000      1,044,310
Chula Vista IDR
(San Diego Gas) Ser 96A
5.30%, 7/01/21                                              4,000      4,249,320
Manteca Uni Sch Dist
MBIA Ser 01
Zero coupon, 9/01/31                                       11,910      3,444,134
San Jose MFHR
(Almaden Apts) Ser 01G AMT
5.35%, 7/15/34                                              1,585      1,652,822
                                                                    ------------
                                                                      16,220,118
                                                                    ------------

Colorado-1.5%
Colorado Ed & Cult Facs Auth Rev
(Knowledge Quest Charter Sch)
6.50%, 5/01/36                                                500        504,830
Colorado HFA SFMR
(Mtg Rev) Ser 99A-2 AMT
6.45%, 4/01/30                                                840        876,901
Colorado Hlth Facs Auth Rev
(Parkview Med Ctr) Ser 04
5.00%, 9/01/25                                              1,690      1,712,275
Park Creek Metro Dist Rev
(Ref-Sr-Ltd Tax Ppty Tax) Ser 05
5.50%, 12/01/30                                             2,400      2,484,768
Todd Creek Farms Met Dist # 1
Wtr and Wastewtr Rev Ser 04
6.125%, 12/01/19                                              820        816,728
Wheatlands Met Dist No. 2
Ltd Tax
6.00%, 12/01/25                                               500        502,020
                                                                    ------------
                                                                       6,897,522
                                                                    ------------
Connecticut-0.2%
Connecticut Hlth & Ed Facs Auth Rev
(Griffin Hosp) RADIAN Ser 05B
5.00%, 7/01/23                                                750        781,410
                                                                    ------------
Florida-19.0%
Beacon Tradeport CDD
Ser 02B
7.25%, 5/01/33                                                170        181,778
Bonnet Creek CDD
Ser 02
7.25%, 5/01/18                                              2,000      2,188,560
Clay Cnty CDD
(Crossings at Fleming Island) Ser 00C
7.05%, 5/01/15                                              1,965      2,104,633
Collier Cnty CFD
(Fiddlers Creek) Ser 96
7.50%, 5/01/18                                                895        925,958
Collier Cnty IDR
(Southern St Util) Ser 96 AMT
6.50%, 10/01/25                                             3,605      3,685,463
Gateway CDD
(Sun City Center)
5.50%, 5/01/10                                                565        571,870
Indian Trace Dev Dist Spl Assmt
(Wtr Mgmt Spl Benefit) Ser 05 MBIA
5.00%, 5/01/22-5/01/23                                      1,800      1,919,868
Jacksonville Elec Auth
Ser 02A
5.50%, 10/01/41                                             3,750      3,887,025
Jacksonville Hosp Rev
(Mayo Clinic) Ser 01C
5.50%, 11/15/36                                             6,750      7,252,605
Lee Cnty CDD
(Miromar Lakes) Ser 00A
7.25%, 5/01/12                                              4,200      4,434,402
(Stoneybrook) Ser 98
5.70%, 5/01/08                                                 85         85,364
Lee Cnty CFD
(Herons Glen) Ser 99
6.00%, 5/01/29                                              6,300      6,454,350
Lee Cnty HFA SFMR
(Mtg Rev) GNMA/FNMA Ser 00A-1 AMT
7.20%, 3/01/33                                                155        157,305
Lee Cnty Transp Fac
(Sanibel Brdgs & Causway) CIFG Ser 05B

5.00%, 10/01/30                                             1,600      1,672,240
Manatee Cnty CDD
(Tara) Ser 00A
7.15%, 5/01/31                                              1,880      1,991,540
Marshall Creek CDD
Ser 02
6.625%, 5/01/32                                             1,705      1,796,269
Miami Beach Hosp Rev
(Mt Sinai Med Center) Ser 01A
6.80%, 11/15/31                                             3,500      3,824,695
Miami Dade Cnty HFA MFHR
(Marbrisa Apts) FSA Ser 00-2A AMT
6.15%, 8/01/38                                              4,200      4,463,046
Northern Palm Beach Cnty
(ABACOA) Ser 96A
7.20%, 8/01/16                                              8,000      8,317,280
7.30%, 8/01/27                                              8,000      8,321,200
Orange Cnty HFA MFHR
(Seminole Pt Proj) Ser 99L AMT
5.80%, 6/01/32                                              6,255      6,330,248
Orlando Assess Dist
(Conroy Rd Proj) Ser 98A
5.80%, 5/01/26                                              3,250      3,308,792
Pasco Cnty HFA MFHR
(Pasco Woods Apts) Ser 99A AMT
5.90%, 8/01/39                                              3,690      3,845,091
Pier Park CDD
Ser 02-1
7.15%, 5/01/34                                              3,245      3,482,437
Preserve at Wilderness Lake CDD
Ser 02B
6.20%, 11/01/08                                               285        287,035
Volusia Cnty Ed Fac
(Embry-Riddle Aero Univ) Ser 96A
6.125%, 10/15/26                                            4,135      4,297,216
                                                                    ------------
                                                                      85,786,270
                                                                    ------------
Illinois-3.2%
Chicago Arpt Rev
(O'Hare Int'l Arpt) XLCA Ser 03B-1
5.25%, 1/01/34                                              3,400      3,561,092
Chicago HFA SFMR
(Mtg Rev) GNMA/FNMA/FHLMC Ser 98A AMT
6.45%, 9/01/29                                                440        454,617
(Mtg Rev) GNMA/FNMA/FHLMC Ser 98C-1 AMT
6.30%, 9/01/29                                                335        341,988
(Mtg Rev) GNMA/FNMA/FHLMC Ser 99A AMT
6.35%, 10/01/30                                               400        417,856
(Mtg Rev) GNMA/FNMA/FHLMC Ser 99C AMT
7.05%, 10/01/30                                               125        124,924
Chicago Spec Assess
(Lake Shore East) Ser 03
6.75%, 12/01/32                                             3,500      3,777,130
Gilberts Special Svc Area No 15 Spl Tax
(Gilberts Town Ctr Proj) Ser 05
6.00%, 3/01/28                                              2,430      2,439,404
Manhattan
No. 04-1 (Brookstone Springs Proj) Ser 05
5.875%, 3/01/28                                             1,685      1,652,075
Met Pier & Expo Auth Spec Tax Rev
(McCormick Place) MBIA Ser 02A
5.25%, 6/15/42                                              1,750      1,838,147
                                                                    ------------
                                                                      14,607,233
                                                                    ------------

Indiana-0.7%
Hendricks Cnty Bldg Facs Corp
(First Mtg) Ser 04
5.50%, 7/15/23                                              1,165      1,277,352
Indiana St Dev Fin Auth
Refund-Exempt Facs-Inland Steel
5.75%, 10/01/11                                             1,825      1,875,279
                                                                    ------------
                                                                       3,152,631
                                                                    ------------
Louisiana-1.6%
De Soto Parish PCR
(Int'l Paper Co) Ser 02A
5.00%, 10/01/12                                             2,200      2,238,500
Louisiana Arpt Fac
(Cargo ACQ Grp) Ser 02 AMT
6.65%, 1/01/25                                              1,035      1,089,679
New Orleans GO
MBIA Ser 05
5.00%, 12/01/29                                             3,420      3,537,922
New Orleans Sew Svc
BAN
3.00%, 7/26/06                                                490        484,517
                                                                    ------------
                                                                       7,350,618
                                                                    ------------
Maryland-2.5%
Maryland CDA SFMR
(Mtg Rev) Ser 00A AMT
6.10%, 7/01/38                                              6,285      6,520,750
Maryland IDR
(Med Waste Assoc) Ser 89 AMT
8.75%, 11/15/10 (a)                                         1,225        923,552
Tax Exempt Municipal Infrastructure
Ser 04A
3.80%, 5/01/08 (b)                                          4,007      3,986,364
                                                                    ------------
                                                                      11,430,666
                                                                    ------------
Massachusetts-7.5%
Massachusetts Dev Fin Agy Hlth Fac
(Seven Hills) Asset Gty Ser 99
5.15%, 9/01/28                                              6,035      6,193,419
Massachusetts GO
Ser 02C Prerefunded
5.25%, 11/01/30                                             3,220      3,505,292
Ser 02C Unrefunded
5.25%, 11/01/30                                             1,780      1,937,708
Massachusetts Port Auth
Ser 99D AMT
6.00%, 7/01/29                                              7,500      8,076,600
Massachusetts Port Auth Spec Fac
(BosFuel Corp) MBIA Ser 97 AMT
6.00%, 7/01/36                                             11,920     12,366,881
New England Student Loan Rev
Ser 93H AMT
6.90%, 11/01/09                                             1,500      1,580,895
                                                                    ------------
                                                                      33,660,795
                                                                    ------------
Michigan-5.7%
Detroit Local Dev Fin Auth
(DaimlerChrysler Assembly Plant) Ser 98A
5.50%, 5/01/21                                                535        504,066
Kent Hosp Fin Auth
(Met Hosp Project) Ser 05A
5.75%, 7/01/25                                                710        752,834
Michigan HDA MFHR
(Rental Rev) AMBAC Ser 97A AMT
6.10%, 10/01/33                                             1,000      1,046,610

Michigan Hosp Fin Auth
(Marquette Gen Hosp Oblig Grp) Ser 05A
5.00%, 5/15/26                                              1,150      1,158,406
(Sparrow Med Ctr) Ser 01
5.625%, 11/15/36                                            2,650      2,778,207
(Trinity Health) Ser 00A
6.00%, 12/01/27                                             4,515      4,936,566
Midland Cnty PCR
(CMS Energy) Ser 00A AMT
6.875%, 7/23/09                                             5,800      5,732,372
Plymouth Ed Ctr Charter Sch Public Sch Academy Rev
Ser 05
5.375%, 11/01/30                                            2,000      1,990,740
Saginaw Hosp Rev
(Covenant Med Ctr) Ser 00F
6.50%, 7/01/30                                              6,125      6,693,584
                                                                    ------------
                                                                      25,593,385
                                                                    ------------
Minnesota-1.6%
Minn-St Paul Met Arpt Rev
FGIC Ser 00B AMT
6.00%, 1/01/21                                              3,520      3,795,933
Shakopee Hlth Care Facs Rev
(St. Francis Regl Med Ctr) Ser 04
5.10%, 9/01/25                                              2,700      2,771,577
St Paul Hsg & Redev Hosp Rev
Healtheast Proj
6.00%, 11/15/25                                               500        536,620
                                                                    ------------
                                                                       7,104,130
                                                                    ------------
Missouri-0.7%
Kansas City Arpt Fac Rev
(Cargo ACQ Grp) Ser 02
6.25%, 1/01/30                                              1,980      2,013,779
Missouri Dev Fin Brd Infrastructure Fac Rev
(Crackerneck Creek Project) Ser 05C
5.00%, 3/01/26                                              1,000      1,019,930
                                                                    ------------
                                                                       3,033,709
                                                                    ------------
Nevada-0.8%
Carson City Hosp Rev
(Carson-Tahoe Hosp Proj) RADIAN Ser 03A
5.125%, 9/01/29                                             2,700      2,761,965
North Las Vegas CDD
Ser 03
6.40%, 12/01/22                                               990      1,021,393
                                                                    ------------
                                                                       3,783,358
                                                                    ------------
New Hampshire-0.9%
New Hampshire Bus Fin Auth PCR
(Public Service Co) Ser 93E AMT
6.00%, 5/01/21                                              4,000      4,172,560
                                                                    ------------
New Jersey-5.2%
Morris-Union Jointure Commn COP
RADIAN Ser 04
5.00%, 5/01/27                                              5,175      5,344,843
New Jersey Eco Dev Auth Rev
(Rols II-R 311) FGIC Ser 04
6.83%, 6/15/12 (b)(c)                                       6,000      6,758,160
(Sch Facs Constr) Ser O
5.25%, 3/01/25                                              6,200      6,590,662
New Jersey Ed Facs Auth
AMBAC Ser 03
7.357%, 9/01/21 (b)(c)                                      4,000      4,606,640
                                                                    ------------
                                                                      23,300,305
                                                                    ------------

New York-6.2%
Erie Cnty IDA Sch Fac Rev
(Buffalo Sch Dist Proj) FSA Ser 04
5.75%, 5/01/25-5/01/26                                      3,800      4,275,852
New York GO
Ser 03
5.50%, 8/01/21                                              5,000      5,430,950
5.75%, 3/01/15-3/01/17                                      4,250      4,699,808
Ser 04G
5.00%, 12/01/23                                               895        933,217
Ser 97A Prerefunded
6.25%, 8/01/17                                              5,750      5,923,132
New York Hsg Fin Agy Personal Income Tax Rev
(Eco Dev & Hsg) Ser 05A FGIC
5.00%, 9/15/25                                              1,200      1,261,824
New York IDA
(Lycee Francais) ACA Ser 02C
6.80%, 6/01/28                                              2,500      2,639,575
New York City TFA
Ser 05 1152
6.66%, 11/01/13                                             2,500      2,908,225
                                                                    ------------
                                                                      28,072,583
                                                                    ------------
Ohio-5.5%
Cuyahoga Cnty Port Auth Rev
Ser 01
7.35%, 12/01/31                                             5,400      5,677,452
Franklin Cnty
(OCLC Online Computer Libry Ctr) Ser 98
5.20%, 10/01/20                                             1,200      1,252,308
Port Auth of Columbiana Cnty SWR
(Apex Environmental, Llc.) Ser 04A AMT
7.125%, 8/01/25                                             1,240      1,245,989
Toledo Lucas Cnty Port Auth Rev
(Crocker Park Proj) Ser 03
5.375%, 12/01/35                                            5,000      5,303,300
Toledo Lucas Cnty Port Fac Rev
(CSX Transp) Ser 92
6.45%, 12/15/21                                             9,730     11,227,253
                                                                    ------------
                                                                      24,706,302
                                                                    ------------
Oregon-1.4%
Forest Grove Rev
(Refunding & Campus Improvement Pacific Proj A)
RADIAN
5.00%, 5/01/28                                              2,995      3,075,086
Oregon Hsg Dev Agy SFMR
(Mtg Rev) Ser 02B AMT
5.45%, 7/01/32                                              3,040      3,104,448
                                                                    ------------
                                                                       6,179,534
                                                                    ------------
Pennsylvania-4.4%
Ephrata Area Sch Dist
Ser 05 FGIC
5.00%, 3/01/22                                              2,565      2,720,465
Montgomery Cnty Hosp Rev
(Abington Mem Hosp) Ser 02A
5.125%, 6/01/32                                             2,000      2,050,800
Montgomery Cnty IDA Rev
(Whitemarsh Cont Care Proj) Ser 05
6.00%, 2/01/21                                              1,210      1,274,916
Pennsylvania HFA
FSA Ser 03-1235
7.34%, 6/01/08 (c)                                            575        575,000
Ser 04 - 1263 AMT
5.45%, 6/01/07 (c)                                            625        625,000
Pennsylvania HFA SFMR
(Mtg Rev) Ser 03 AMT
3.54%, 6/01/08 (c)                                          3,451      3,450,954

Pennsylvania Hgr Ed Hosp Rev
(UPMC) Ser 01A
6.00%, 1/15/31                                              3,845      4,193,434
Philadelphia Auth IDR
(Leadership Learning Partners) Ser 05A
5.25%, 7/01/24                                              1,030      1,003,622
South Central Hosp Rev
(Wellspan Health) MBIA Ser 01
5.25%, 5/15/31                                                685        727,381
Prerefunded MBIA Ser 01
5.25%, 5/15/31 (d)                                          3,115      3,398,496
                                                                    ------------
                                                                      20,020,068
                                                                    ------------
Puerto Rico-0.6%
Puerto Rico Commonwealth
MBIA Ser 04-441
12.95%, 1/01/09 (b)(c)                                      2,125      2,864,840
                                                                    ------------
South Carolina-1.0%
Newberry Investing in Childrens Ed
(Newberry Cnty Sch Dist Proj)
5.00%, 12/01/30                                               335        338,086
(Newberry Cnty Sch Dist Proj) Ser 05
5.00%, 12/01/27                                             3,890      4,008,567
                                                                    ------------
                                                                       4,346,653
                                                                    ------------
Tennessee-0.3%
Johnson City Hlth & Ed Facs Hosp Rev
(First Mtg-MTN Sts Hlth) Ser 06A
5.50%, 7/01/31 (e)                                          1,360      1,412,360
                                                                    ------------
Texas-15.3%
Alliance Arpt Fac
(Federal Express) Ser 96 AMT
6.375%, 4/01/21                                            12,550     12,860,111
Brownwood ISD
(Schl Bldg) Ser 05 FGIC
5.25%, 2/15/22-2/15/24                                      3,505      3,784,138
Corpus Christi Arpt Rev
(Corpus Christi Int'l) FSA Ser 00B
5.375%, 2/15/30                                             7,100      7,531,964
Dallas Fort Worth Arpt Rev
FGIC Ser 01 AMT
5.50%, 11/01/35                                            13,400     13,994,826
Ector Cnty Sch Dist
Ser 03
5.25%, 8/15/27                                              3,000      3,197,580
Garza Cnty Pub Fac Corp.
5.50%, 10/01/19                                               535        556,031
Grapevine Arpt Rev
(Cargo ACQ Grp) Ser 02 AMT
6.50%, 1/01/24                                              1,000      1,046,100
Guadalupe-Blanco Riv Auth
Contract & Sub Wtr Res Div & Water Surp Rev MBIA Ser 04A
5.00%, 8/15/24                                              1,440      1,493,539
Hidalgo Cnty Hlth Svcs
(Mission Hosp, Inc. Proj) Ser 05
5.00%, 8/15/14-8/15/19                                        730        743,098
Houston Arpt Rev
(Cargo ACQ Grp) Ser 02 AMT
6.375%, 1/01/23                                             3,000      3,099,720
Laredo ISD Pub Fac Corp
Lease Rev AMBAC Ser 04A
5.00%, 8/01/24                                              1,000      1,034,420
Lubbock
(Ctfs Oblig-Tax & Wtrwks Surp) FSA

5.125%, 2/15/24                                             3,335      3,541,670
Richardson Hosp Auth Rev
(Richardson Regional) FSA Ser 04
5.875%, 12/01/24                                            2,310      2,442,479
(Richardson Regional) Ser 04
6.00%, 12/01/19                                             1,830      1,992,925
San Antonio GO
Ser 02 Unrefunded
5.00%, 2/01/22                                              3,060      3,190,172
Seguin Hgr Ed Rev
(Texas Lutheran Univ Proj) Ser 04
5.25%, 9/01/28                                              1,000      1,013,740
Texas Turnpike Auth
AMBAC Ser 04-284
9.013%, 8/15/39 (b)(c)                                      3,000      3,521,040
Tyler Hosp Rev
(Mother Francis Regl Hlth) Ser 01
6.00%, 7/01/31                                              3,900      4,078,854
                                                                    ------------
                                                                      69,122,407
                                                                    ------------
Virginia-1.8%
Arlington IDA Hosp Rev
(Arlington Hlth Sys) Ser 01
5.25%, 7/01/31                                              1,000      1,090,230
Bell Creek CDD
Ser 03A
6.75%, 3/01/22                                              2,320      2,394,170
Broad St CDD
Ser 03
7.50%, 6/01/33                                              3,000      3,283,440
Pocahontas Pkwy Assoc Toll Rd Rev
(Cap Appreciation) Sr Ser 98B
Zero coupon, 8/15/15                                        2,000      1,198,020
                                                                    ------------
                                                                       7,965,860
                                                                    ------------
Wisconsin-0.8%
Milwaukee Arpt Rev
(Cargo ACQ Grp) Ser 02 AMT
6.50%, 1/01/25                                              2,335      2,449,438
Wisconsin Hlth & Ed Facs Auth Rev
(Bell Tower Residence Proj) Ser 05
5.00%, 7/01/25                                              1,270      1,282,294
                                                                    ------------
                                                                       3,731,732
                                                                    ------------
U.S. Virgin Islands-0.5%
Virgin Islands Pub Fin Auth
FSA Ser 03A-1233
9.94%, 10/01/11 (b)(c)                                        255        359,333
FSA Ser 03B-1233
9.94%, 10/01/14 (b)(c)                                        150        216,435
FSA Ser 03C-1233
11.20%, 10/01/15 (b)(c)                                       210        323,008
FSA Ser 03D-1233
11.20%, 10/01/16 (b)(c)                                       540        816,226
FSA Ser 03E-1233
11.20%, 10/01/17 (b)(c)                                       330        492,832
                                                                    ------------
                                                                       2,207,834
                                                                    ------------
Total Long-Term Municipal Bonds
(cost $419,436,638)                                                  438,620,260
                                                                    ------------

Short-Term Municipal Note (f)-1.6%
Alaska-1.1%
Valdez Ak Marine Terminal Rev
(Var-Ref-Bp Pipelines Proj) Ser 03B
3.08%, 7/01/37                                              5,000      5,000,000
                                                                    ------------
Massachusetts-0.3%
Massachusetts GO
(Central Artery) Ser 00B
3.08%, 12/01/30                                             1,000      1,000,000
                                                                    ------------
Nebraska-0.2%
Lancaster Cnty Hosp Auth Hlth Facs Rev
(Immanuel Hlth Sts) Ser 00A
3.10%, 7/01/30                                              1,000      1,000,000
                                                                    ------------
Total Short-Term Municipal Note
(cost $7,000,000)                                                      7,000,000
                                                                    ------------
Total Investments-98.8%
(cost $426,436,638)                                                  445,620,260
Other assets less liabilities-1.2%                                     5,492,475
                                                                    ------------
Net Assets - 100%                                                   $451,112,735
                                                                    ------------

INTEREST RATE SWAP TRANSACTIONS

                                                      Rate Type
                                          ---------------------------------
                 Notional                     Payments          Payments        Unrealized
     Swap         Amount    Termination     made by the     received by the    Appreciation/
 Counterparty      (000)        Date         Portfolio         Portfolio      (Depreciation)
--------------   --------   -----------   ---------------   ---------------   --------------
Citigroup         $ 4,700     6/22/07           BMA*             2.962%          ($32,725)
Goldman Sachs      28,700     2/03/06        76.48% of            BMA*             (9,498)
                                          1 Month LIBOR**
Goldman Sachs       7,500     3/01/06          2.255%             BMA*             14,778
Goldman Sachs       2,300     7/05/06           BMA*             3.283%              (458)
Goldman Sachs       2,300     1/05/07           BMA*             3.405%              (668)
J.P. Morgan         4,400     4/05/07           BMA*             2.988%           (23,392)
Merrill Lynch      28,700     2/03/06           BMA*           85.10% of           19,126
                                                            1 Month LIBOR**
Morgan Stanley      2,300     4/06/06           BMA*             3.081%              (132)
Morgan Stanley      2,300     10/06/06          BMA*             3.217%            (2,528)

*    BMA (Bond Market Association)

**   LIBOR (London Interbank Offered Rate)

(a)  Security is in default and is non-income producing.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate market value of these securities amounted to $23,944,878 or 5.3% of net assets.

(c) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(d) Represents entire or partial position segregated as collateral for interest rate swap.

(e)  When Issued Security

(f) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary of Terms:

ACA    - American Capital Access Financial Guaranty
         Corporation
AMBAC  - American Municipal Bond Assurance Corporation
AMT    - Alternative Minimum Tax - (subject to)
BAN    - Bond Anticipation Note
CDA    - Community Development Administration
CDD    - Community Development District
CFD    - Community Facilities District
CIFG   - CIFG Assurance North America, Inc.
COP    - Cerificates of Participation
FGIC   - Financial Guaranty Insurance Company
FHLMC  - Federal Home Loan Mortgage Corporation
FNMA   - Federal National Mortgage Association
FSA    - Financial Security Assurance Inc.
GNMA   - Government National Mortgage Association
GO     - General Obligation
HDA    - Housing Development Authority
HFA    - Housing Finance Authority
IDA    - Industrial Development Authority / Agency
IDR    - Industrial Development Revenue
ISD    - Independent School District
MBIA   - Municipal Bond Investors Assurance
MFHR   - Multi-Family Housing Revenue
MTN    - Medium Term Note
PCR    - Pollution Control Revenue
RADIAN - Radian Group, Inc.
SFMR   - Single Family Mortgage Revenue
SWR    - Solid Waste Revenue
TFA    - Transitional Finance Authority
XLCA   - XL Capital Assurance Inc.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND
INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
                                                        ---------   ------------
MUNICIPAL BONDS-99.0%

Long-Term Municipal Bonds-98.0%
Alabama-0.7%
Jefferson Cnty Wtr & Swr Rev
FGIC Ser 02B
5.00%, 2/01/41                                             $  625   $    673,394
FGIC Ser 02B Prerefunded
5.00%, 2/01/41                                                375        401,797
                                                                    ------------
                                                                       1,075,191
                                                                    ------------
Alaska-1.8%
Alaska HFC SFMR
(Mtg Rev) MBIA Ser 97A
6.00%, 6/01/27                                              2,635      2,727,251
                                                                    ------------
Arizona-0.7%
Phoenix Civic Impt Corp Wastewtr Sys Rev
MBIA Ser 04
5.00%, 7/01/24                                                950        997,852
                                                                    ------------
California-6.8%
California GO
5.125%, 2/01/28                                             1,500      1,566,465
AMBAC Ser 02B
5.00%, 4/01/27                                              3,000      3,107,520
FSA Ser 03
5.00%, 2/01/29                                              1,445      1,501,702
Golden St
Tob Settlement Bonds XLCA Ser 03
5.50%, 6/01/33                                              2,000      2,223,680
San Bernardino Cnty Redev
(Ontario Proj #1) MBIA Ser 93 ETM
5.80%, 8/01/23                                              2,000      2,023,820
                                                                    ------------
                                                                      10,423,187
                                                                    ------------
Colorado-5.7%
Northwest Parkway Toll Rev
FSA Ser 01C
Zero coupon, 6/15/25 (a)                                    9,000      7,737,570
SBC Met Dist
ACA Ser 05
5.00%, 12/01/29                                             1,000      1,008,430
                                                                    ------------
                                                                       8,746,000
                                                                    ------------
Florida-2.0%
Volusia Cnty Hlth Fac
(John Knox Village) Asset Gty Ser 96A
6.00%, 6/01/17                                              3,000      3,072,810
                                                                    ------------

Illinois-7.4%
Chicago Arpt Rev
(O'Hare Int'l Arpt) XLCA Ser 03
5.25%, 1/01/34                                              1,700      1,780,546
Chicago Stadium Rev
(Soldier Field) AMBAC Ser 01
Zero coupon, 6/15/30 (a)                                    9,000      7,651,800
Met Pier & Expo Auth
(McCormick Place) MBIA Ser 02A
5.25%, 6/15/42                                              1,750      1,838,147
                                                                    ------------
                                                                      11,270,493
                                                                    ------------
Louisiana-0.4%
New Orleans GO
MBIA Ser 05
5.00%, 12/01/29                                               570        589,654
                                                                    ------------
Massachusetts-6.0%
Massachusetts Hlth & Ed Facs Hosp Rev
(Berkshire Hlth Sys) Asset Gty Ser 01E
5.70%, 10/01/25                                             6,800      7,401,936
(Cape Cod Healthcare) Asset Gty Ser 01C
5.25%, 11/15/31                                             1,600      1,677,760
                                                                    ------------
                                                                       9,079,696
                                                                    ------------
Michigan-7.6%
Detroit Wtr Sply Sys
FGIC Ser 01
5.50%, 7/01/33                                              1,450      1,563,593
Kalamazoo Hosp Rev
(Borgess Med Ctr) FGIC Ser 94A ETM
7.108%, 6/01/11 (b)                                         5,140      5,221,726
Michigan Mun Bd Auth Rev
(Sch Dist City of Detroit) Ser 05 FSA
5.00%, 6/01/20                                              1,500      1,589,355
Michigan Trunk Line Fund
FSA Ser 01A
5.25%, 11/01/30                                             1,000      1,078,960
PontiacTax Increment
ACA Ser 02
5.625%, 6/01/22                                               700        734,832
Royal Oak Hosp Rev
(William Beaumont) MBIA Ser 01M
5.25%, 11/15/35                                             1,300      1,341,717
                                                                    ------------
                                                                      11,530,183
                                                                    ------------
Minnesota-4.3%
Waconia Hlth Fac
(Ridgeview Med Ctr) Asset Gty Ser 99A
6.125%, 1/01/29                                             6,095      6,596,070
                                                                    ------------
Nevada-1.4%
Carson City Hosp Rev
(Carson-Tahoe Hosp) RADIAN Ser 03A
5.125%, 9/01/29                                             2,100      2,148,195
                                                                    ------------
New Hampshire-1.6%
New Hampshire Hosp Rev
(Mary Hitchcock Hosp) FSA Ser 02
5.50%, 8/01/27                                              2,250      2,442,555
                                                                    ------------

New Jersey-5.4%
Morris-Union Jointure COP
RADIAN Ser 04
5.00%, 5/01/27                                              1,700      1,755,794
New Jersey Eco Dev Auth Rev
(Cigarette Tax) FGIC Ser 04
5.00%, 6/15/12                                              1,500      1,594,770
New Jersey Ed Facs Auth Rev
AMBAC Ser 02A
5.125%, 9/01/22                                             2,500      2,650,775
AMBAC Ser 03
7.357%, 9/01/21 (b)(c)                                      1,210      1,393,508
New Jersey Health Care Fac Fin Auth Rev
(RWJ Health Care Corp) RADIAN Ser 05B
5.00%, 7/01/25                                                840        870,593
                                                                    ------------
                                                                       8,265,440
                                                                    ------------
New York-6.4%
Erie Cnty IDA Sch Fac Rev
(Buffalo Sch Dist Proj) FSA Ser 04
5.75%, 5/01/26                                              1,300      1,462,227
Nassau Cnty Hlth Fac Rev
(Nassau Hlth Sys) FSA Ser 99
5.75%, 8/01/29                                              7,600      8,321,544
                                                                    ------------
                                                                       9,783,771
                                                                    ------------
North Carolina-0.7%
North Carolina Eastern Municipal Pwr Agy Pwr Sys Rev
Ref Ser 05A
5.25%, 1/01/20                                              1,000      1,086,060
                                                                    ------------
Ohio-8.6%
Hamilton Cnty Sales Tax Rev
AMBAC Ser 00B
5.25%, 12/01/32                                             7,100      7,473,673
Summit Cnty GO
FGIC Ser 00 Prerefunded
6.00%, 12/01/21                                             5,000      5,602,300
                                                                    ------------
                                                                      13,075,973
                                                                    ------------
Pennsylvania-9.4%
Allegheny Cnty Hgr Ed Rev
(Carnegie Mellon Univ) Ser 02
5.50%, 3/01/28                                              6,665      7,199,466
Pennsylvania Turnpike Transp Rev
AMBAC Ser 01
5.25%, 7/15/41                                              6,500      7,093,320
                                                                    ------------
                                                                      14,292,786
                                                                    ------------
Puerto Rico-4.9%
Puerto Rico Elec Pwr Auth
XLCA Ser 02-1
5.25%, 7/01/22 (d)                                          6,935      7,462,268
                                                                    ------------
Rhode Island-4.7%
Rhode Island Eco Dev Auth
(Providence Place Mall Proj) Asset Gty Ser 00
6.125%, 7/01/20                                             6,500      7,150,585
                                                                    ------------

South Carolina-1.7%
Newberry Investing In Childrens Ed
(Newberry Cnty Sch Dist Proj) Ser 05
5.00%, 12/01/27-12/01/30                                    2,450      2,522,230
                                                                    ------------
Texas-8.0%
Carrollton Texas
(Ref & Impt) AMBAC Ser 05
5.25%, 8/15/25                                              4,300      4,604,999
Guadalupe-Blanco Riv Auth & Surp
(Contract & Sub Wtr Res) MBIA Ser 04A
5.00%, 8/15/24                                                455        471,917
Lubbock
(Ctfs Oblig-Tax & Wtrwks Surp) Ser 05 FSA
5.125%, 2/15/23                                             3,160      3,365,590
San Antonio GO
Ser 02
5.00%, 2/01/23                                              1,485      1,543,390
Texas Turnpike Auth
AMBAC Series 02A
5.50%, 8/15/39                                              2,000      2,138,940
                                                                    ------------
                                                                      12,124,836
                                                                    ------------
West Virginia-1.8%
Fairmont Higher Ed
(Fairmont St Col) FGIC Ser 02A
5.375%, 6/01/27                                             2,500      2,682,250
                                                                    ------------
Total Long-Term Municipal Bonds
(cost $139,891,127)                                                  149,145,336
                                                                    ------------
Short-Term Municipal Notes (e)-1.0%
Massachusetts-0.7%
Massachusetts GO
(Central Artery/Ted Williams) Ser 00A
3.08%, 12/01/30                                             1,000      1,000,000
                                                                    ------------
Nevada-0.3%
Clark Cnty Sch Dist
FSA Ser 01A
3.00%, 6/15/21                                                500        500,000
                                                                    ------------
Total Short-Term Municipal Notes
(cost $1,500,000)                                                      1,500,000
                                                                    ------------
Total Investments-99.0%
(cost $141,391,127)                                                  150,645,336
Other assets less liabilities-1.0%                                     1,544,741
                                                                    ------------
Net Assets - 100%                                                   $152,190,077
                                                                    ------------

INTEREST RATE SWAP TRANSACTIONS

                                                      Rate Type
                                          ---------------------------------
                                              Payments         Payments
                 Notional                       made           received         Unrealized
     Swap         Amount    Termination        by the           by the         Appreciation/
 Counterparty     (000)         Date         Portfolio         Portfolio      (Depreciation)
--------------   --------   -----------   ---------------   ---------------   --------------
Citigroup         $1,600      6/22/07           BMA*            2.962%           $(11,141)
Goldman Sachs      9,500      2/03/06        76.48% of           BMA*              (3,144)
                                          1 Month LIBOR**
Goldman Sachs        800      7/05/06           BMA*            3.283%               (159)
Goldman Sachs        800      1/05/07           BMA*            3.405%               (232)
Merrill Lynch      9,500      2/03/06           BMA*           85.10% of            6,331
                                                            1 Month LIBOR**
Merrill Lynch+     2,500      7/30/26          4.090%            BMA*              (6,205)
Merrill Lynch      3,100      11/01/19         3.896%            BMA*              (1,987)
Morgan Stanley     1,500      4/05/07           BMA*            2.988%             (7,974)
Morgan Stanley       800      4/06/06           BMA*            3.081%                (46)
Morgan Stanley       800      10/06/06          BMA*            3.217%               (879)

*    BMA (Bond Market Association)

**   LIBOR (London Interbank Offered Rate)

+ Represents a forward interest rate swap whose effective date of the exchange of cash flows is July 30, 2006.

(a) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(b) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered to be liquid and may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2006, the market value of this security amounted to $1,393,508 representing 0.9% of net assets.

(d) Represents entire or partial position segregated as collateral for interest rate swap.

(e) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary of Terms:

ACA    -- American Capital Access Financial Guaranty
          Corporation
AMBAC  -- American Municipal Bond Assurance Corporation
COP    -- Cerificate of Participation
ETM    -- Escrow to Maturity
FGIC   -- Financial Guaranty Insurance Company
FSA    -- Financial Security Assurance Inc.
GO     -- General Obligation
HFC    -- Housing Finance Corporation
IDA    -- Industrial Development Authority / Agency
MBIA   -- Municipal Bond Investors Assurance
RADIAN -- Radian Group, Inc
SFMR   -- Single Family Mortgage Revenue
XLCA   -- XL Capital Assurance Inc.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND
NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

                                                        Principal
                                                           Amount
                                                            (000)          Value
                                                        ---------   ------------
MUNICIPAL BONDS-95.4%
Long-Term Municipal Bonds-91.6%
Arizona-0.5%
Goodyear IDA Wtr & Swr Rev
   (Litchfield Park Proj) Ser 01 AMT
   6.75%, 10/01/31                                        $ 1,000   $  1,084,410
Quailwood Meadows CFD
   Ser 04
   6.00%, 7/15/22                                           1,120      1,128,232
                                                                    ------------
                                                                       2,212,642
                                                                    ------------
California-0.2%
California GO
   Ser 03
   5.25%, 11/01/25                                            650        691,587
   Ser 04
   5.20%, 4/01/26                                             350        371,469
                                                                    ------------
                                                                       1,063,056
                                                                    ------------
Florida-3.2%
Crossings at Fleming Island CDD
   (Eagle Harbor) Ser 00
   7.10%, 5/01/30                                           5,500      5,809,210
Fiddlers Creek CDD
   Ser 96
   7.50%, 5/01/18                                           3,000      3,103,770
   Ser 99B
   5.80%, 5/01/21                                           1,230      1,272,595
Hammock Bay CDD
   Ser 04A
   6.15%, 5/01/24                                           1,200      1,208,664
Manatee Cnty CDD
   (Heritage Harbor South) Ser 02B
   5.40%, 11/01/08                                            560        558,258
Marshall Creek CDD
   Ser 02A
   6.625%, 5/01/32                                            970      1,021,924
Midtown Miami CDD
   Ser 04A
   6.00%, 5/01/24                                           2,500      2,604,075
                                                                    ------------
                                                                      15,578,496
                                                                    ------------
Georgia-0.1%
Atlanta Tax Alloc
   (Eastside Proj) Ser 05B
   5.60%, 1/01/30                                             500        505,655
                                                                    ------------
Illinois-0.9%
Antioch Village Spl Svc Area
   (Clublands Proj) Ser 03
   6.625%, 3/01/33                                          1,000      1,047,830
Plano Spl Svcs Area No.3
   (Lakewood Springs Proj) Ser 05A
   5.95%, 3/01/28                                           1,350      1,347,637
Yorkville Spl Svc Area
   (Raintree Vlg Proj) Ser 03
   6.875%, 3/01/33                                          1,980      2,109,116
                                                                    ------------
                                                                       4,504,583
                                                                    ------------

Nevada-0.8%
Clark Cnty Impt Dist
   Ser 03
   6.10%, 8/01/18                                           1,500      1,538,370
Henderson Local Impt Dist
   Ser 03
   5.80%, 3/01/23                                             975      1,004,718
North Las Vegas CDD
   Ser 03
   6.40%, 12/01/22                                            990      1,021,393
                                                                    ------------
                                                                       3,564,481
                                                                    ------------
New Jersey-0.4%
Garden St Pres Tr
   Open Space & Farmland FSA Ser 05A
   5.80%, 11/01/17                                          1,500      1,726,470
                                                                    ------------
New York-80.3%
Cattaraugus Cnty Hgr Ed
   (Jamestown) Ser 00A
   6.50%, 7/01/30                                           1,000      1,139,650
Cortland Cnty Hosp Rev
   (Cortland Mem Hosp) RADIAN Ser 02
   5.25%, 7/01/32                                           2,700      2,819,394
Erie Cnty
   (Pub Impt) Ser 05A
   5.00%, 12/01/20                                          5,990      6,377,254
Erie Cnty IDA Sch Fac Rev
   (Buffalo Sch Dist Proj) FSA Ser 04
   5.75%, 5/01/24 - 5/01/25 (a)                             3,800      4,285,302
Glen Cove IDR
   (The Regency at Glen Cove) Ser 92B ETM
   Zero coupon, 10/15/19                                   11,745      6,513,425
Hempstead Hgr Ed
   (Adelphi Univ) Ser 02
   5.50%, 6/01/32                                           1,000      1,063,520
Herkimer Cnty IDR Hgr Ed
   (Herkimer CC Stud Hsg) Ser 00
   6.50%, 11/01/30                                          2,000      2,202,300
Horseheads CCRC
   (Appleridge Retrmt Cmnty) GNMA Ser 99
   5.75%, 9/01/41                                           4,000      4,257,600
Long Island Power Auth Elec Rev
   FSA Ser 01A
   5.25%, 9/01/28                                          10,000     10,517,000
Metro Trans Auth of New York Rev
   AMBAC Ser 05B
   5.00%, 11/15/26                                          7,500      7,896,825
   Ser 05F
   5.00%, 11/15/30                                          5,000      5,175,750
Monroe Cnty MFHR
   (Southview Towers Proj) Sonyma Ser 00 AMT
   6.25%, 2/01/31                                           1,130      1,233,960
Montgomery Cnty IDA Lease Rev
   (HFM Boces) XLCA Ser 05A
   5.00%, 7/01/24                                           1,500      1,564,785
Nassau Cnty Interim Fin Auth
   (Sales Tax Secd) MBIA Ser 05A
   5.00%, 11/15/24                                          3,000      3,175,920
New York City Cultural Resources
   (Museum of Modern Art) AMBAC Ser 01D
   5.125%, 7/01/31                                         14,000     14,664,580

New York City Ed Fac
   (Lycee Francais) ACA Ser 02C
   6.80%, 6/01/28                                           2,500      2,639,575
   (Magen David Yeshivah Proj) ACA Ser 02
   5.70%, 6/15/27                                           2,500      2,639,275
   (Spence School)
   5.20%, 7/01/34                                           3,155      3,317,924
New York City GO
   FSA Ser 04E
   5.00%, 11/01/21                                          4,000      4,222,920
   Ser 01B Prerefunded
   5.50%, 12/01/31                                          9,850     10,874,498
   Ser 01B Unrefunded
   5.50%, 12/01/31                                          2,150      2,299,898
   Ser 03
   5.75%, 3/01/15 - 3/01/17                                 4,250      4,699,808
   Ser 04G
   5.00%, 12/01/23                                          3,225      3,362,708
   Ser 04I
   5.00%, 8/01/21                                          11,400     11,921,550
   Ser 05J
   5.00%, 3/01/24                                          12,000     12,506,280
   Ser 96A Prerefunded
   6.25%, 8/01/17                                          15,500     15,966,705
   XLCA Ser 04-1249
   6.20%, 2/01/12 (b)(c)                                    5,000      5,647,500
New York City HDC MFHR
   (Rental Hsg) Ser 01C-2 AMT
   5.40%, 11/01/33                                          3,030      3,109,689
   (Rental Hsg) Ser 02A AMT
   5.50%, 11/01/34                                          1,250      1,283,738
New York City Hlth & Hosp Rev
   AMBAC Ser 03A
   5.25%, 2/15/22                                           5,700      6,096,948
New York City Hosp Rev
   (Health Sys) FSA Ser 02A
   5.125%, 2/15/23                                          1,500      1,578,150
New York City IDA
   (Brooklyn Navy Yard) Ser 97 AMT
   5.75%, 10/01/36                                          3,000      2,998,290
New York City IDA
   (Staten Island Hosp) Ser 01B
   6.375%, 7/01/31                                          1,980      2,017,125
New York City IDA Spl Fac
   (Airis JFK Proj) Ser 01A
   5.50%, 7/01/28                                           9,000      8,977,050
   (British Airways) Ser 98 AMT
   5.25%, 12/01/32                                          1,175      1,028,290
   (Terminal One Group Assc Proj) Ser 05
   5.50%, 1/01/24                                             800        846,960
New York City Mun Wtr Fin Auth
   Ser 03A
   5.00%, 6/15/27                                           1,000      1,039,900
New York City TFA
   MBIA Ser 04-478
   11.00%, 2/01/11 (b)(c)                                   2,500      3,287,700
   Ser 00B Prerefunded
   6.00%, 11/15/29                                          6,000      6,660,900
   Ser 02A
   5.50%, 11/01/26                                          5,000      5,450,800
   Ser 05-1152
   6.66%, 11/01/13                                          2,500      2,908,225
New York Convention Ctr Dev Corp Rev
   (Hotel Unit Fee Secured) AMBAC Ser 05
   5.00%, 11/15/30                                         10,000     10,439,800

New York State
   Tobacco Settlement Bonds Ser 03-1156
   7.05%, 6/01/14 (b)(c)                                    2,500      2,795,150
New York State Dorm Auth
   (FHA Insd Maimonides) MBIA Ser 04
   5.75%, 8/01/29                                           3,515      3,959,718
   Ser 02
   5.00%, 7/01/32                                           4,000      4,327,440
New York State Dorm Auth Hlth Fac
   (Eger Rehab Ctr) FHA Ser 00
   6.10%, 8/01/37                                           3,695      4,128,645
   (Nursing Home) FHA Ser 02-34
   5.20%, 2/01/32                                           3,965      4,198,499
New York State Dorm Auth Hosp Rev
   (Mem Sloan-Kettering Ctr) MBIA Ser 03A
   5.00%, 7/01/22                                           5,000      5,252,300
   (Mount Sinai) NYU Health System Ser 00
   6.50%, 7/01/25                                           7,500      7,944,900
New York State Dorm Auth Lease Rev
   (Master Boces Program Wayne Finger) FSA Ser 04
   5.00%, 8/15/23                                           3,175      3,343,910
New York State Dorm Auth MFHR
   (Joachim & Anne Residence) Ser 02
   5.25%, 7/01/27                                           1,000      1,030,660
New York State Dorm Auth Rev
   (Leake & Watts Svcs Inc) MBIA Ser 04
   5.00%, 7/01/22 - 7/01/23                                 3,275      3,446,244
   (Montefiore Hosp) FGIC/FHA Ser 04
   5.00%, 8/01/23                                           5,000      5,258,800
   (New York University) FGIC Ser 04A
   5.00%, 7/01/24                                           2,240      2,360,915
   (Rochester University) Ser 04A
   5.25%, 7/01/21 - 7/01/24                                  1825      1,960,463
New York State Energy Res & Dev Auth Elec Rev
   (Long Island Ltg Co) Ser 95A AMT
   5.30%, 8/01/25                                           7,500      7,731,600
New York State Env Solid Waste Disp Rev
   (Waste Mgmnt Proj) Ser 02A
   2.90%, 5/01/12                                           3,500      3,491,705
New York State Metro Trans Auth
   Ser 02
   5.25%, 11/15/31                                          5,000      5,252,550
   Ser 02A
   5.125%, 11/15/31                                         5,500      5,721,485
   5.25%, 11/15/30                                         10,000     10,553,100
New York State Mtg Agy SFMR
   (Mtg Rev) Ser 01-31A AMT
   5.30%, 10/01/31                                          9,000      9,108,630
   (Mtg Rev) Ser 82 AMT
   5.65%, 4/01/30                                           3,415      3,448,296
   Ser 01-29 AMT
   5.45%, 4/01/31                                           9,000      9,238,500
   Ser 84 AMT
   5.95%, 4/01/30                                          16,525     17,109,324
New York State Twy Auth Personal Income Tax Rev
   (Transport) AMBAC Ser 04A
   5.00%, 3/15/24                                           5,000      5,268,000
New York State UDC
   (State Pers Income Tax) AMBAC Ser 05A-1
   5.00%, 12/15/25                                          2,450      2,588,621
New York State UDC Spl Tax
   (Empire State) Ser 02A
   5.25%, 3/15/32                                           3,945      4,308,413
Niagara Frontier Trans Arpt Rev
   (Buffalo Niagara) MBIA AMT
   5.625%, 4/01/29                                          2,500      2,655,975

Onondaga Cnty IDR Swr Rev
   (Anheuser Busch) Ser 99 AMT
   6.25%, 12/01/34                                          2,000      2,151,500
Onondaga Cnty PCR
   (Bristol-Myers Squibb) AMT
   5.75%, 3/01/24                                           4,000      4,528,600
Onondaga County IDA Arpt Fac
   (Cargo ACQ Grp) Ser 02 AMT
   6.125%, 1/01/32                                          1,000      1,028,920
Port Auth of NY & NJ
   (Cons One Hundred Forty-Second) Ser 06
   5.00%, 7/15/25                                          13,600     14,318,760
   (JFK Int'l Proj) MBIA Ser 97-6 AMT
   5.75%, 12/01/22                                          6,820      7,195,782
   Ser 03 AMT
   6.06%, 12/15/12 (b)                                      4,500      4,977,000
Spencerport Uni Sch Dist
   MBIA Ser 02
   5.00%, 6/15/21                                           2,500      2,634,375
Western Nassau Cnty Wtr Auth Wtr Sys Rev
   AMBAC Ser 05
   5.00%, 5/01/24                                           1,945      2,050,866
Yonkers IDA Hlth Fac
   (Malotz Pavilion Proj) MBIA Ser 99
   5.65%, 2/01/39                                             700        735,469
                                                                    ------------
                                                                     386,814,586
                                                                    ------------
Ohio-0.3%
Port Auth of Columbiana Cnty SWR
(Apex Environmental Llc) Ser 04A AMT
7.125%, 8/01/25                                             1,200      1,205,796
                                                                    ------------
Puerto Rico-4.0%
Puerto Rico Commonwealth
   MBIA Ser 04-441
   12.95%, 1/01/09 (b)(c)                                     375        505,560
Puerto Rico Elec Pwr Auth
   XLCA Ser 02-1
   5.25%, 7/01/22 (d)                                      10,000     10,760,300
Puerto Rico HFC SFMR
   (Mtg Rev) Ser 01A
   5.20%, 12/01/33                                          1,725      1,753,411
Puerto Rico Hsg Fin Auth
   Capital Funding Program
   5.00%, 12/01/20                                          5,215      5,441,070
Puerto Rico Muni Fin Agy
   Ser 05A
   5.25%, 8/01/23                                             935        996,888
                                                                    ------------
                                                                      19,457,229
                                                                    ------------
Virginia-0.8%
Bell Creek CDD
   Ser 03A
   6.75%, 3/01/22                                             772        796,681
Broad Str Parking Fac
   Ser 03
   7.50%, 6/01/33                                           2,680      2,933,206
                                                                    ------------
                                                                       3,729,887
                                                                    ------------

Guam-0.1%
Guam Waterworks Auth Wtr & Wastewtr Sts Rev
   Ser 05
   6.00%, 7/01/25                                             500        538,625
                                                                    ------------
Total Long-Term Municipal Bonds
   (cost $421,171,987)                                               440,901,506
                                                                    ------------
Short-Term Municipal Notes (e)-3.8%
New York-3.8%
New York City TFA
   (NYC Recovery) Ser 02-Subser 3E
   3.03%, 11/01/22                                          9,500      9,500,000
Port Auth of NY & NJ
   (Versatile Structure Obl) Ser 96-5
   3.07%, 8/01/24                                           8,900      8,900,000
                                                                    ------------
Total Short-Term Municipal Notes
   (cost $18,400,000)                                                 18,400,000
                                                                    ------------
Total Investments-95.4%
   (cost $439,571,987)                                               459,301,506
Other assets less liabilities-4.6%                                    22,297,127
                                                                    ------------
Net Assets - 100%                                                   $481,598,633
                                                                    ------------

INTEREST RATE SWAP TRANSACTIONS

                                                      Rate Type
                                          ---------------------------------
                                              Payments          Payments
                 Notional                       made            received        Unrealized
     Swap         Amount    Termination        by the            by the        Appreciation/
 Counterparty      (000)       Date          Portfolio         Portfolio      (Depreciation)
--------------   --------   -----------   ---------------   ---------------   --------------
Citigroup         $ 4,800      6/22/07          BMA*             2.962%          $(33,422)
Citigroup           2,200      1/25/26          BMA*             4.108%            19,358
Goldman Sachs      27,300      2/03/06       76.48% of            BMA*             (9,034)
                                          1 Month LIBOR**
Goldman Sachs       2,400      7/05/06          BMA*             3.283%              (478)
Goldman Sachs       2,400      1/05/07          BMA*             3.405%              (697)
J.P. Morgan         4,300      4/05/07          BMA*             2.988%           (22,860)
J.P. Morgan         4,500      6/15/15         3.777%             BMA*             (9,491)
Merrill Lynch      27,300      2/03/06          BMA*           85.10% of           18,193
                                                            1 Month LIBOR**
Morgan Stanley      2,400      4/06/06          BMA*             3.081%              (209)
Morgan Stanley      2,400     10/06/06          BMA*             3.217%            (2,638)

* BMA (Bond Market Association)

** LIBOR (London Interbank Offered Rate)

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                       Value at
               Number of   Expiration    Original    January 31,    Unrealized
    Type       Contracts      Month        Value         2006      Depreciation
------------   ---------   ----------   ----------   -----------   ------------
U.S. T-Note
10 Yr Future       13      March 2006   $1,413,596    $1,409,688     ($38,777)

(a) Position, or portion thereof, with a market value of $230,889 has been segregated to collateralize margin requirements for open future contracts.

(b) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate market value of these securities amounted to $12,235,910 or 2.5% of net assets.

(d) Represents entire or partial position segregated as collateral for interest rate swap.

(e) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements.

Glossary of Terms:

ACA    - American Capital Access Financial Guaranty
          Corporation
AMBAC  - American Municipal Bond Assurance Corporation
AMT    - Alternative Minimum Tax - (subject to)
CCRC   - Congregate Care Retirement Center
CDD    - Community Development District
CFD    - Community Facilities District
ETM    - Escrow to Maturity
FGIC   - Financial Guaranty Insurance Company
FHA    - Federal Housing Administration
FSA    - Financial Security Assurance Inc.
GNMA   - Government National Mortgage Association
GO     - General Obligation
HDC    - Housing Development Corporation
HFC    - Housing Finance Corporation
IDA    - Industrial Development Authority / Agency
IDR    - Industrial Development Revenue
MBIA   - Municipal Bond Investors Assurance
MFHR   - Multi-Family Housing Revenue
PCR    - Pollution Control Revenue
RADIAN - Radian Group, Inc.
SFMR   - Single Family Mortgage Revenue
SWR    - Solid Waste Revenue
TFA    - Transitional Finance Authority
UDC    - Urban Development Corporation
XLCA   - XL Capital Assurance Inc.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND
CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
                                                     ------------   ------------
MUNICIPAL BONDS-98.6%
Long-Term Municipal Bonds-98.2%
California-97.5%
Acalanes California Union High Sch Dist
(Ref-2013 Crossover) FSA Ser 05B
5.25%, 8/01/24                                            $ 3,000   $  3,259,230
Banning Utility Auth Wtr & Enterprise Rev
(Ref & Impt Proj) FGIC Ser 05
5.25%, 11/01/30                                             7,265      7,788,661
California Dept of Wtr Res
FGIC Ser 02A
5.125%, 5/01/18                                            10,000     10,978,500
Ser 02A
5.375%, 5/01/21                                             3,000      3,326,370
California Dept Transp Rev
FGIC Ser 04A
5.00%, 2/01/13                                             10,000     10,846,000
California Ed Facs Auth Rev
(University of Pacific) Ser 04
5.00%, 11/01/20                                             1,000      1,040,150
5.25%, 5/01/34                                              1,000      1,055,130
California GO
5.00%, 2/01/32                                             13,200     13,556,796
5.125%, 6/01/31                                             1,730      1,783,907
5.25%, 2/01/30                                             14,000     14,696,220
MBIA - IBC Ser 03
5.25%, 2/01/16                                              2,050      2,227,141
MBIA Ser 02
5.00%, 2/01/32                                              3,500      3,605,875
Ser 02
5.25%, 4/01/30                                              1,175      1,234,784
Ser 03
5.25%, 2/01/24                                              3,500      3,724,945
Ser 04
5.00%, 2/01/33                                              6,925      7,117,861
5.125%, 2/01/28                                             3,500      3,655,085
5.30%, 4/01/29                                              6,400      6,822,592
California Health Fac Auth
(Cottage Hlth Sys) MBIA Ser 03B
5.00%, 11/01/23                                             2,500      2,619,100
(Lucile Salter Packard Hosp) AMBAC Ser 03C
5.00%, 8/15/21                                              3,365      3,539,475
California HFA SFMR
(Mtg Rev) FHA Ser 95A-2 AMT
6.45%, 8/01/25                                                345        347,988
(Mtg Rev) Ser 99A-2 AMT
5.25%, 8/01/26                                              1,705      1,716,560
California Hgr Ed
(Col of Arts & Crafts) Ser 01

5.875%, 6/01/30                                             2,200      2,309,846
California Poll Ctl Fin Auth
(Pacific Gas & Elec) MBIA Ser 96A AMT
5.35%, 12/01/16                                            15,500     16,643,590
(So Calif Edison) MBIA Ser 99C AMT
5.55%, 9/01/31                                              7,950      8,341,537
(So Calif) Ser 86A
2.00%, 2/28/08                                              3,000      2,995,350
(Tracy Material Recovery) ACA Ser 99A AMT
5.70%, 8/01/14                                              3,670      3,773,311
California Poll Ctl Fin Auth SWR
(Waste Management) Ser 02A AMT
3.125%, 1/01/22                                             6,000      5,989,020
California Pub Wks Bd Lease Rev
(Coalinga) Ser 04A
5.50%, 6/01/22-6/01/23                                      6,790      7,332,886
(Dept of Hlth Svcs-Richmond Lab) Ser 05B XLCA
5.00%, 11/01/30                                             1,270      1,314,488
(Univ of Calif Proj) Ser 05C
5.00%, 4/01/23                                              3,130      3,279,770
(Various Univ Calif Projs) Ser 04F
5.00%, 11/01/26                                             8,065      8,382,842
XLCA Ser 04-413
6.67%, 12/01/11 (a)(b)                                     10,070     11,586,945
California Rural MFA SFMR
(Mtg Rev) GNMA/FNMA Ser 00B AMT
6.25%, 12/01/31                                               165        166,424
(Mtg Rev) GNMA/FNMA Ser 00D AMT
6.00%, 12/01/31                                               520        543,566
(Mtg Rev) GNMA/FNMA Ser 99A AMT
5.40%, 12/01/30                                               450        457,236
(Mtg Rev) MBIA Ser 99A AMT
5.40%, 12/01/30                                             1,110      1,130,180
California State University Rev
FGIC Ser 03A
5.00%, 11/01/22                                             6,000      6,304,440
California Statewide Comm Dev Auth
(Kaiser Hosp) Ser 01A
5.55%, 8/01/31                                             18,000     19,003,500
(San Diego Space & Science) Ser 96
7.50%, 12/01/16                                             2,570      2,747,793
California Statewide Comm Dev Auth Ed Fac
(Drew College Prep) Ser 00
7.25%, 10/01/30                                             8,000      8,644,160
(Saint Mark's Sch) Ser 01
6.75%, 6/01/28                                              2,555      2,666,654
(Sonoma Cntry Day Sch) Ser 99
6.00%, 1/01/29                                             11,315     11,968,894
(Wildwood Elem Sch) Ser 01
7.00%, 11/01/29                                             4,000      4,325,320
(Windward Sch) Ser 99
6.90%, 9/01/23                                              1,960      2,015,311
California Statewide Comm Dev Auth Rev
(Daughters of Charity Health) Ser 05A
5.25%, 7/01/24                                              3,225      3,341,132
California Statewide MFHR
(Highland Creek Apts) FNMA Ser 01K AMT
5.40%, 4/01/34                                              5,745      5,922,520
(Santa Paula Vlg Apt) FNMA Ser 98D AMT

5.43%, 5/01/28                                              2,090      2,119,553
California Veterans Hsg
AMBAC Ser 02A
5.35%, 12/01/27 (c)                                        22,320     23,448,946
Carson Assmt Dist
(Dominguez Tech Ctr) Ser 01-1
6.35%, 9/02/23                                              3,825      3,949,886
6.375%, 9/02/31                                             5,000      5,163,450
Castaic Lake Wtr Agy
AMBAC Ser 04A
5.00%, 8/01/16-8/01/18                                      4,325      4,631,488
MBIA Ser 01A
5.20%, 8/01/30                                              1,625      1,697,199
Chino CFD
(Spectrum South) Ser 99
6.35%, 9/01/29                                              3,450      3,509,478
Chino Hills CFD
(Fairfield Ranch) Ser 00
6.95%, 9/01/30                                              5,200      5,524,428
Coachella Valley Uni Sch Dist
FGIC Ser 05A
5.00%, 8/01/25                                              2,900      3,063,821
Commerce Joint Pwrs Fin Auth Lease Rev
(Cmnty Ctr Proj) Ser 04 XLCA
5.00%, 10/01/34                                             2,015      2,074,825
Corona CFD
(Eagle Glen) Ser 98
5.875%, 9/01/23                                             3,260      3,360,408
(Eagle Glen) Ser 98 ETM
5.875%, 9/01/23                                             3,005      3,097,554
East Bay Mun Util Dist Wtr Sys Rev
MBIA Ser 05A
5.00%, 6/01/27                                              3,600      3,783,276
East Palo Alto Pub Fin Auth Rev
(University Circle Gateway 101) RADIAN Ser 05A
5.00%, 10/01/25                                             4,390      4,579,121
Eastern Wtr CFD
(Morningstar Ranch) Ser 02
6.40%, 9/01/32                                              3,765      3,841,392
El Centro Fin Auth Hosp Rev
(El Centro Med Ctr) Ser 01
5.375%, 3/01/26                                            18,000     18,840,240
Elk Grove Assmt Dist
(E. Franklin Cmnty) Ser 02
5.80%, 8/01/25                                              1,000      1,075,480
6.00%, 8/01/33                                              5,000      5,391,900
Encinitas Rec Rev
(Encinitas Ranch Golf Course) Ser 04
5.50%, 9/01/23-9/01/24                                       1110      1,109,136
5.60%, 9/01/26                                              1,000      1,001,500
(Encinitas Ranch Golf Course) Ser 96A
7.75%, 9/01/26                                              9,735     10,186,022

Fontana
(Heritage West End) Ser 99A
6.50%, 9/01/28                                              8,720      9,292,381
Fontana Pub Fin Auth
(No Fontana Redev Proj) AMBAC Ser 03A
5.50%, 9/01/32                                              1,000      1,070,910
Fremont Uni Sch Dist
(Election 2002) FSA Ser 05B
5.00%, 8/01/26                                              1,745      1,832,459
Fresno Joint Pwrs Lease Rev
XLCA Ser 04A
5.25%, 10/01/21-10/01/24                                    3,425      3,662,457
5.375%, 10/01/17                                            1,315      1,442,147
Gilroy Uni Sch Dist
FGIC
5.00%, 8/01/27                                              1,500      1,568,610
Huntington Park Pub Fin Auth Rev
FSA Ser 04A
5.25%, 9/01/17                                              1,000      1,112,730
Kaweah Delta Health Care Dist
MBIA Ser 04
5.25%, 8/01/25-8/01/26                                      3,780      4,036,177
Kern Cnty
(Tejon Industrial Complex) Ser 00A
7.20%, 9/01/30                                              9,925     10,248,059
La Verne Spl Tax
Ser 98
5.875%, 3/01/14                                             5,225      5,392,096
Lammersville Sch Dist CFD
(Mountain House) Ser 02
6.375%, 9/01/32                                             4,250      4,442,143
Lancaster Redev Agy Tax Alloc
(Fire Protn Fac Proj) XLCA Ser 04
5.00%, 12/01/23                                             1,120      1,171,990
(Sheriffs Fac Proj) XLCA Ser 04
5.00%, 12/01/23                                             1,875      1,962,038
Loma Linda Hosp Rev
(Univ Med Ctr) Ser 05A
5.00%, 12/01/23                                             2,000      2,041,920
Los Angeles Cmnty Redev Agy
Ser 04L
5.00%, 3/01/17                                              2,565      2,612,324
5.10%, 3/01/19                                              1,350      1,371,573
Los Angeles Cmnty Redev MFHR
(Grand Ctrl Proj) Ser 93A AMT
5.85%, 12/01/26                                             4,030      4,040,075
Los Angeles Cnty Arpt
(Ontario Int'l Arpt) FGIC Ser 96A AMT
6.00%, 5/15/22                                             12,780     12,984,608
Los Angeles Cnty Pub Works
AMBAC Ser 97V-B
5.125%, 12/01/29                                            3,400      3,552,184
Los Angeles Cnty Transp Auth
FGIC Ser 00A
5.25%, 7/01/30                                              2,750      2,914,175
Los Angeles Dept of Wtr & Pwr Elec Rev
MBIA Ser 01A
5.00%, 7/01/24                                              1,500      1,553,625

Los Angeles Harbor Rev
MBIA Ser 96B AMT
6.20%, 8/01/25                                             10,000     10,246,900
Ser 96B AMT
5.375%, 11/01/23                                            8,250      8,461,117
Los Angeles MFHR
(Park Plaza West) GNMA AMT
5.50%, 1/20/43                                              5,000      5,228,450
Los Angeles Uni Sch Dist
MBIA Ser 03A-1116
6.94%, 1/01/11 (a)(b)                                       4,850      5,907,688
Manteca Uni Sch Dist
FSA Ser 04
5.25%, 8/01/22                                              1,390      1,547,960
Marin Wtr Dist Rev
AMBAC Ser 04
5.25%, 7/01/20                                              3,040      3,290,982
Murrieta Valley Uni Sch Dist
(Election 2002) FSA Ser 05B
5.125%, 9/01/29                                             1,275      1,348,606
Natomas Uni Sch Dist
(Election of 2002) Ser 04B FGIC
5.00%, 9/01/28                                              3,000      3,136,080
Norco Redev Agy Tax Alloc
(Norco Redev Proj #1) RADIAN Ser 04
5.00%, 3/01/24                                              3,060      3,112,754
(Ref Norco Redev Proj Area No 1) AMBAC Ser 05
5.00%, 3/01/26                                              1,360      1,405,043
Ohlone Cmnty College Dist
Ser 05B, FSA
5.00%, 8/01/24                                              1,850      1,958,947
Ontario Assmt Dist
(Calif Commerce Ctr So)
7.70%, 9/02/10                                              3,805      3,871,588
Ontario COP
(Wtr Sys Impt Proj) MBIA Ser 04
5.25%, 7/01/21                                              1,700      1,835,320
Orange Cnty CFD
(Ladera Ranch) Ser 99A
6.70%, 8/15/29                                              3,000      3,381,270
Foothills/Eastern Corridor Agy Toll Rd Rev
(Foothill/Eastern Corr) Ser 95 ETM
Zero coupon, 1/01/24-1/01/25                               25,255     10,888,646
Orange Cnty Sr Lien
(San Joaquin Hills Transp Corr) MBIA
Zero coupon, 1/15/36                                       47,415     10,994,590
(San Joaquin Hills Transp Corr) Ser 93 ETM
Zero coupon, 1/01/19-1/01/23                               75,000     38,612,450
Palm Springs Arpt Rev
(Palm Springs Regional Arpt) MBIA Ser 92 AMT
6.00%, 1/01/22                                              6,860      6,870,564
Palm Springs COP
Ser 91B ETM
Zero coupon, 4/15/21                                       37,500     18,710,250
Palmdale Wtr Dist Rev COP
FGIC Ser 04
5.00%, 10/01/24                                             1,775      1,865,259

Pittsburg Redev Agy
(Los Medanos Proj) Ser 03A
5.00%, 8/01/21                                              6,410      6,741,012
Placentia Yorba Linda Uni Sch Dist
(Election 2002) MBIA Ser 05C
5.00%, 8/01/27                                              3,300      3,470,610
Placentia-Yorba Linda Unified Sch Dist Ctfs Partn
FGIC Ser 06
5.00%, 10/01/27                                             4,200      4,389,630
Port of Oakland
FGIC Ser 02L AMT
5.375%, 11/01/27                                            2,500      2,643,725
Rancho Cordova CFD
(Sunridge Anatolia) Ser 03
6.00%, 9/01/28                                              2,000      2,081,080
Riverside CFD
(MTN Cove) Ser 00
6.50%, 9/01/25                                              3,390      3,530,719
Riverside Cmnty College Dist
MBIA Ser 04A
5.25%, 8/01/25-8/01/26                                       1980      2,205,007
Riverside Cnty Pub Fin Auth Tax Alloc
(Redev Proj) Ser 04 XLCA
5.00%, 10/01/35                                             2,475      2,548,483
Rocklin Uni Sch Dist
MBIA Ser 04
5.00%, 9/01/25                                              1,000      1,050,110
Roseville CFD
(No Central Roseville Highland Park) Ser 99-A
5.80%, 9/01/17                                              6,685      6,976,466
Roseville COP
AMBAC Ser 03A
5.00%, 8/01/25                                              7,490      7,837,536
Roseville High Sch Dist
Ser 01E
5.25%, 8/01/26                                              2,435      2,578,665
Sacramento CFD
(N Natomas Drain) Ser 00B
7.25%, 9/01/30                                              5,375      6,163,620
Sacramento City Uni Sch Dist
FSA Ser 04D
5.25%, 7/01/21-7/01/23                                      8,525      9,180,837
Sacramento Cnty Arpt Rev
MBIA Ser 96A AMT
5.90%, 7/01/24                                              5,050      5,204,884
Sacramento Cnty Hsg Auth MFHR
(Cottage Estates) FNMA Ser 00B AMT
6.00%, 2/01/33                                              5,300      5,598,496
(Verandas Apts) FNMA Ser 00H AMT
5.70%, 3/01/34                                              2,875      2,981,778
Sacramento Muni Util Dist Elec Rev
MBIA Ser 03S
5.00%, 11/15/17                                             5,000      5,369,350
MBIA Ser 04R-289-2
10.468%, 8/15/17 (a)(b)                                     2,500      3,218,700
San Bernardino Cnty CFD
(Kaiser Commerce Cntr) Ser 02-1
5.90%, 9/01/33                                              4,750      5,026,355
(Rancho Etiwanda) Ser 01

6.40%, 9/01/31                                              8,000      8,272,080
(Rancho Etiwanda) Ser 01 ETM
6.40%, 9/01/31                                              3,135      3,241,621
San Bernardino SFMR
(Mtg Rev) GNMA/FNMA Ser 01-A1 AMT
6.35%, 7/01/34                                                795        799,706
San Diego Cnty COP
Ser 04A
5.50%, 9/01/44                                              5,000      5,254,300
San Diego HFA MFHR
(Rental Rev) GNMA/FNMA Ser 98C AMT
5.25%, 1/20/40                                              6,105      6,203,413
San Diego Hsg Auth MFHR
(Vista La Rosa Apt) GNMA Ser 00A AMT
6.00%, 7/20/41                                             10,230     10,806,460
San Diego Uni Sch Dist
(Election of 1998) MBIA Ser 04E-1
5.00%, 7/01/23-7/01/24                                      2,240      2,384,616
San Francisco City & Cnty Int'l Arpt
(Issue 10A) MBIA Second Ser 96 AMT
5.70%, 5/01/26 (d)                                          9,385      9,622,347
FSA Ser 00A AMT
6.125%, 1/01/27                                             1,480      1,556,264
San Francisco Univ Ed Fac
ACA Ser 99
5.25%, 7/01/32                                             16,650     16,990,326
San Jose MFHR
(Fallen Leaves Apts) AMBAC AMT
5.15%, 6/01/36                                              1,400      1,427,328
San Jose Redev Agy Tax Alloc
MBIA Ser 04A
5.25%, 8/01/19                                              5,000      5,423,850
San Marcos Pub Facs Auth Tax Alloc Rev
(Proj Areas No 1 & 3) AMBAC Ser 05A
5.00%, 8/01/25                                              5,715      6,037,612
San Mateo Cnty Cmnty College Dist COP
MBIA Ser 04
5.25%, 10/01/20                                             2,870      3,123,708
San Mateo Uni Sch Dist
FSA Ser 04
5.00%, 9/01/24                                              2,000      2,108,280
Santa Margarita Wtr Fac Dist
(Talega) Ser 99
6.25%, 9/01/29                                             11,550     12,226,252
Semitropic Impt Dist Wtr Storage
XLCA Ser 04A
5.50%, 12/01/23                                             1,640      1,799,605
So Tahoe Joint Pwr Fin Auth
Ser 95A
5.75%, 10/01/25 (c)                                         3,000      3,071,550
South Gate Pub Fin Auth
(South Gate Redev Proj #1) XLCA Ser 02
5.125%, 9/01/24                                             1,800      1,906,848
Tejon Ranch CFD
Ser 03
6.125%, 9/01/27                                             1,000      1,014,080
6.20%, 9/01/33                                              2,375      2,404,711
Torrance COP
(Ref & Pub Imprt Proj) AMBAC Ser 05B

5.00%, 6/01/24                                              2,900      3,042,738
Univ of Calif Regents Hgr Ed
FGIC Ser 01M
5.125%, 9/01/30                                            12,270     12,811,107
Vacaville Uni Sch Dist
(Election 2001) MBIA Ser 05
5.00%, 8/01/26                                              1,075      1,133,147
West Contra Costa Healthcare Dist COP
AMBAC Ser 04
5.375%, 7/01/21-7/01/24                                     4,720      5,090,023
West Kern Cnty Wtr Rev
Ser 01
5.625%, 6/01/31                                             3,000      3,288,480
Westminster Redev Agy MFHR
(Rose Garden Apt) Ser 93A AMT
6.75%, 8/01/24                                              4,300      4,328,939
Yorba Linda Rec Rev
(Black Gold Golf Proj) Ser 00
7.50%, 10/01/30                                             5,680      6,293,042
                                                                    ------------
                                                                     809,016,829
                                                                    ------------
Colorado-0.1%
Adonea Metro Dist No 2
Ser 05A
6.125%, 12/01/25                                              500        495,580
                                                                    ------------
Florida-0.2%
Ft Lauderdale Arpt Fac
(Cargo Acq Grp) Ser 03 AMT
5.75%, 1/01/32                                              1,500      1,490,160
                                                                    ------------
Ohio-0.2%
Port Auth of Columbiana Cnty SWR
(Apex Environmental Llc) Ser 04A AMT
7.125%, 8/01/25                                             2,000      2,009,660
                                                                    ------------
Texas-0.2%
Richardson Texas Hosp Auth
(Richardson Regional) Ser 04
6.00%, 12/01/19                                             1,715      1,867,686
                                                                    ------------
Total Long-Term Municipal Bonds
(cost $757,078,896)                                                  814,879,915
                                                                    ------------
Short-Term Municipal Notes (e)-0.4%
California-0.4%
California Dept Wtr Res Pwr Supply Rev
Ser 02 B-2
3.12%, 5/01/22                                              3,000      3,000,000
                                                                    ------------
Illinois-0.0%
Illinois Dev Fin Auth PCR
(Illinois Pwr Proj) AMBAC Ser 01
2.95%, 11/01/28                                               100        100,000
                                                                    ------------
Total Short-Term Municipal Notes
(cost $3,100,000)                                                      3,100,000
                                                                    ------------

Total Investments-98.6%
(cost $760,178,896)                                                  817,979,915
Other assets less liabilities-1.4%                                    11,522,549
                                                                    ------------
Net Assets - 100%                                                   $829,502,464
                                                                    ------------

INTEREST RATE SWAP TRANSACTIONS

                                                      Rate Type
                                          ---------------------------------
                                              Payments          Payments
                 Notional                       made            received        Unrealized
     Swap         Amount    Termination        by the            by the        Appreciation/
 Counterparty      (000)       Date          Portfolio         Portfolio      (Depreciation)
--------------   --------   -----------   ---------------   ---------------   --------------
Citigroup         $ 8,700      6/22/07          BMA*             2.962%         $ (60,577)
Citigroup           5,600      1/25/26          BMA*             4.108%            49,274
Citigroup           5,400      2/07/06         4.037%            MMD++           (104,506)
Goldman Sachs      52,700      2/03/06       76.48% of            BMA*            (17,440)
                                          1 Month LIBOR**
Goldman Sachs       5,000      3/01/06         2.255%             BMA*              9,852
Goldman Sachs       4,200      7/05/06          BMA*             3.283%              (836)
Goldman Sachs       4,200      1/05/07          BMA*             3.405%            (1,220)
J.P. Morgan         8,400      4/05/07          BMA*             2.988%           (44,657)
Merrill Lynch      52,700      2/03/06          BMA*           85.10% of           35,121
                                                            1 Month LIBOR**
Merrill Lynch      17,000     11/01/19         3.896%             BMA*            (10,897)
Merrill Lynch+     13,800      7/30/26         4.090%             BMA*            (34,252)
Morgan Stanley      4,200      4/06/06          BMA*             3.081%              (241)
Morgan Stanley      4,200     10/06/06          BMA*             3.217%            (4,616)

*    BMA (Bond Market Association)

**   LIBOR (London Interbank Offered Rate)

+ Represents a forward interest rate swap whose effective date of the exchange of cash flows is July 30, 2006.

++   MMD (Municipal Market Data)

FINANCIAL FUTURES CONTRACTS

                                                         Value at
                 Number of   Expiration     Original    January 31,    Unrealized
     Type        Contracts      Month        Value          2006      Appreciation
--------------   ---------   ----------   -----------   -----------   ------------
Sold Contracts
U.S. T-Note
10 Yr Future        98       March 2006   $10,682,195   $10,626,875      $55,320
Swap
10 Yr Future        50       March 2006     5,388,875     5,368,750       20,125
                                                                         -------
                                                                         $75,445
                                                                         -------

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate market value of these securities amounted to $20,713,333 or 2.5% of net assets.

(c) Represents entire or partial position segregated as collateral for interest rate swap.

(d) Position, or portion thereof, with a market value of $1,450,785 has been segregated to collateralize margin requirements for open futures contracts.

(e) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary of Terms:

ACA    - American Capital Access Financial Guaranty
         Corporation
AMBAC  - American Municipal Bond Assurance Corporation
AMT    - Alternative Minimum Tax - (subject to)
CFD    - Community Facilities District
COP    - Cerificate of Participation
ETM    - Escrow to Maturity
FGIC   - Financial Guaranty Insurance Company
FHA    - Federal Housing Administration
FHLMC  - Federal Home Loan Mortgage Corporation
FNMA   - Federal National Mortgage Association
FSA    - Financial Security Assurance Inc.
GNMA   - Government National Mortgage Association
GO     - General Obligation
HFA    - Housing Finance Authority
MBIA   - Municipal Bond Investors Assurance
MFA    - Mortgage Finance Authority
MFHR   - Multi-Family Housing Revenue
PCR    - Pollution Control Revenue
RADIAN - Radian Group, Inc.
SFMR   - Single Family Mortgage Revenue
SWR    - Solid Waste Revenue
XLCA   - XL Capital Assurance Inc.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND
INSURED CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

                                                        Principal
                                                           Amount
                                                            (000)          Value
                                                        ---------   ------------
MUNICIPAL BONDS-98.6%
Long-Term Municipal Bonds-94.7%
California-94.7%
Acalanes California Union High Sch Dist
(Ref-2013 Crossover) FSA Ser 05B
5.25%, 8/01/24                                            $ 2,000   $  2,172,820
Banning Utility Auth Wtr & Enterprise Rev
(Ref & Impt Proj) FGIC Ser 05
5.25%, 11/01/30                                             1,140      1,222,171
Butte-Glenn Cmnty College Dist
(Election 2002) MBIA Ser 05B
5.00%, 8/01/25                                              3,620      3,822,177
California GO
(Veterans Housing) FSA Ser 01
5.60%, 12/01/32                                             4,415      4,497,251
Ser 02
5.25%, 2/01/30                                              2,000      2,099,460
California HFA MFHR
(Mtg Rev) AMBAC Ser 95A
6.25%, 2/01/37                                              5,000      5,095,750
California Pub Wks Bd Lease Rev
(Dept of Hlth Svcs-Richmond Lab) Ser 05B XLCA
5.00%, 11/01/30                                             3,000      3,105,090
Capistrano Uni Sch Dist
FGIC Ser 00A
6.00%, 8/01/24                                              1,550      1,715,044
FSA Ser 01B
Zero coupon, 8/01/25                                       16,000      6,530,400
Chino Redev Agy Spl Tax
AMBAC Ser 01A
5.125%, 9/01/30                                             1,000      1,040,490
AMBAC Ser 01B ETM
5.25%, 9/01/30                                              5,435      5,715,174
Coachella Valley Uni Sch Dist
FGIC Ser 05A
5.00%, 8/01/25                                                400        422,596
Coronado CDD
FSA Ser 96
6.00%, 9/01/26                                              6,250      6,470,813
East Bay Mun Util Dist Wtr Sys Rev
MBIA Sub Ser 05A
5.00%, 6/01/27                                              1,400      1,471,274
East Palo Alto Pub Fin Auth Rev
(University Circle Gateway 101) RADIAN Ser 05A
5.00%, 10/01/25                                               680        709,294
Fontana Pub Fin Auth
(No Fontana Proj) AMBAC Ser 03A
5.50%, 9/01/32                                              4,200      4,497,822

Franklin-McKinley Sch Dist
FSA Ser 02B
5.00%, 8/01/27                                                700        732,018
Fremont Uni Sch Dist
(Election 2002) FSA Ser 05B
5.00%, 8/01/27                                                920        963,921
Golden St
Tobacco Settlement Bonds RADIAN Ser 03
5.50%, 6/01/43                                              1,400      1,556,576
Jurupa Uni Sch Dist
(Election 2001) FGIC Ser 04
5.00%, 8/01/22                                              1,340      1,414,491
Long Beach
(Aquarium of the Pacific Proj) AMBAC Ser 01
5.25%, 11/01/30 (a)                                         6,500      6,857,760
Los Angeles Cnty Pub Wks Fin Auth Lease Rev
(Master Refunding Proj) Ser 05A MBIA
5.00%, 12/01/27                                             2,000      2,091,540
Los Angeles Dept of Wtr & Pwr
MBIA Ser 01A
5.00%, 7/01/24                                              5,900      6,110,925
Mojave Wtr Agy Imp Dist
(Morongo Basin Pipeline) FGIC Ser 96
5.80%, 9/01/22                                             10,000     10,342,000
Murrieta Valley Uni Sch Dist
(Election 2002) FSA Ser 05B
5.125%, 9/01/29                                               225        237,989
Norco Redev Agy Tax Alloc
(Ref Norco Redev Proj Area No 1) AMBAC Ser 05
5.00%, 3/01/26                                                540        557,885
Orange Cnty COP
(Loma Ridge Data Ctr Proj) AMBAC
6.00%, 6/01/21                                              1,000      1,154,500
Orange Cnty Recovery Certificates
MBIA Ser 96A
6.00%, 7/01/26                                              3,000      3,095,610
Perris Union High Sch Dist
Ser 05A FGIC
5.00%, 9/01/24                                                800        847,424
Placentia-Yorba Linda Uni Sch Dist
(Election 2002) MBIA Ser 05C
5.00%, 8/01/27                                              1,600      1,682,720
Poway Redev Agy
(Paguay Proj) AMBAC Ser 01 ETM
5.375%, 12/15/31                                            6,170      6,588,203
Rancho Cordova COP
(City Hall Fac Acq Proj) XLCA Ser 05
5.00%, 2/01/24                                              2,645      2,753,842
Redding Elec Sys Rev
MBIA Ser 92A
9.51%, 7/01/22 (b)                                          2,000      2,723,840
Riverside Cnty Pub Fin Auth Tax Alloc Rev
(Redev Proj) XLCA Ser 04
5.00%, 10/01/23                                             1,955      2,044,344
Riverside Cnty Spl Tax
(Jurupa Valley) AMBAC Ser 01
5.125%, 10/01/35                                            5,000      5,206,900
(Jurupa Valley) AMBAC Ser 01 ETM
5.25%, 10/01/35 (c)                                         8,000      8,448,320

San Diego Uni Port Dist Rev
MBIA Ser 04B
5.00%, 9/01/23                                              1,035      1,089,513
San Diego Uni Sch Dist
(Election 1998) MBIA Ser 04E-1
5.00%, 7/01/23                                              1,000      1,066,000
So Tahoe Joint Powers Auth
Fin Auth Ser 95A
5.75%, 10/01/25                                             1,500      1,535,775
Southwestern Cmnty College Dist
MBIA Ser 05
5.00%, 8/01/24                                              1,000      1,072,320
Torrance COP
(Ref & Pub Impt Proj) AMBAC Ser 05B
5.00%, 6/01/24                                                465        487,887
                                                                    ------------
Total Long-Term Municipal Bonds
(cost $114,405,192)                                                  121,249,929
                                                                    ------------
Short-Term Municipal Note (d)-3.9%
California-3.9%
California Dept Wtr Res Pwr Rev
(Var-Sub) Ser 05F-2
3.06%, 5/01/20
(cost $5,000,000)                                           5,000      5,000,000
                                                                    ------------
Total Investments-98.6%
(cost $119,405,192)                                                  126,249,929
Other assets less liabilities-1.4%                                     1,763,807
                                                                    ------------
Net Assets - 100%                                                   $128,013,736
                                                                    ------------

INTEREST RATE SWAP TRANSACTIONS

                                                      Rate Type
                                          ---------------------------------
                 Notional                     Payments          Payments        Unrealized
     Swap         Amount    Termination     made by the     received by the    Appreciation/
 Counterparty      (000)        Date         Portfolio         Portfolio      (Depreciation)
--------------   --------   -----------   ---------------   ---------------   --------------
Citigroup         $  800       2/07/06         4.037%            MMD++           ($15,482)
Citigroup          1,400       6/22/07          BMA*             2.962%            (9,748)
Citigroup            900       1/25/26          BMA*             4.108%             7,919
Goldman Sachs      9,000       2/03/06        76.48% of           BMA*             (2,978)
                                          1 Month LIBOR**
Goldman Sachs        700       7/05/06          BMA*             3.283%              (139)
Goldman Sachs        700       1/05/07          BMA*             3.405%              (203)
J.P. Morgan        1,300       4/05/07          BMA*             2.988%            (6,911)
Merrill Lynch      9,000       2/03/06          BMA*           85.10% of           5,998
                                                            1 Month LIBOR**
Merrill Lynch      2,000      11/01/19         3.896%             BMA*             (1,282)
Merrill Lynch+       700       7/30/26         4.090%             BMA*             (1,737)
Morgan Stanley       700       4/06/06          BMA*             3.081%               (40)
Morgan Stanley       700      10/06/06          BMA*             3.217%              (769)

*    BMA (Bond Market Association)

**   LIBOR (London Interbank Offered Rate)

+ Represents a forward interest rate swap whose effective date of the exchange of cash flows is July 30, 2006.

++   MMD (Municipal Market Data)

FINANCIAL FUTURES CONTRACTS

                                                             Value at      Unrealized
                     Number of   Expiration    Original    January 31,    Appreciation/
       Type          Contracts      Month        Value         2006      (Depreciation)
------------------   ---------   ----------   ----------   -----------   --------------
Purchase Contracts
U.S. T-Bond
Future                   28      March 2006   $3,146,605    $3,159,625      $ 13,020
U.S. T-Note
10 Yr Future             62      March 2006    6,800,858     6,723,125       (77,733)
                                                                            --------
                                                                            $(64,713)
                                                                            --------

(a) Position with a market value of $284,861 has been segregated to collateralize margin requirements for open futures contracts.

(b) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(c) Represents entire or partial position segregated as collateral for interest rate swap.

(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary of Terms:

AMBAC  -- American Municipal Bond Assurance Corporation
CDD    -- Community Development District
COP    -- Cerificate of Participation
ETM    -- Escrow to Maturity
FGIC   -- Financial Guaranty Insurance Company
FSA    -- Financial Security Assurance Inc.
GO     -- General Obligation
HFA    -- Housing Finance Authority
MBIA   -- Municipal Bond Investors Assurance
MFHR   -- Multi-Family Housing Revenue
RADIAN -- Radian Group, Inc.
XLCA   -- XL Capital Assurance Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a)(1)      Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund, Inc.


By: /s/ Marc O. Mayer
    -----------------
    Marc O. Mayer
    President

Date: March 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -----------------
    Marc O. Mayer
    President

Date: March 23, 2006

By: /s/ Mark D. Gersten
    -------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: March 23, 2006


                                        4